Operating Segment	12 Months Ended
Jan. 31, 2022
Operating Segment

22. Operating Segment

The Company operates in one industry segment, development and commercialization of patented, differentiated and premium quality pharmaceuticals within one geographical area. All of the Company’s long-lived assets are located in Canada.